SCHEDULE OF CHANGES IN FAIR VALUE OF OPTIONS (Details) - Liability Classified Awards [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	405,714	440,045	446,703
Fair value, Outstanding	$ 232	$ 996	$ 3,605
Fair value, Effect of change in exchange rate	$ (4)	$ (30)	$ (315)
Number of options, Changes in fair value
Fair value, Changes in fair value	$ 74	$ (734)	$ (2,294)
Number of options, Reclassification of liability classified share-based compensation awards to equity	(401,794)
Fair value, Reclassification of liability classified share-based compensation awards to equity	$ (302)
Number of options, Outstanding		405,714	440,045
Fair value, Outstanding		$ 232	$ 996